Risk management, funding and liquidity risk and market risk - Group's funding composition (Details) $ in Millions, $ in Billions		12 Months Ended
	Nov. 11, 2020	Sep. 30, 2024 AUD ($)	Sep. 30, 2023 NZD ($)	Sep. 30, 2024 NZD ($)
Group's total funding
Customer deposits			66.00%	66.90%
Wholesale term funding with residual maturity greater than 12 months			13.80%	13.90%
Wholesale funding with a residual maturity less than 12 months			12.30%	11.40%
Equity			7.50%	7.20%
Securitisation			0.40%	0.60%
Group's total funding			100.00%	100.00%
Movements in the Group's funding composition
Increase in customer deposits, amount		$ 32.7
Long term wholesale funding raised		41.9
Weighted average maturity period for short term funding portfolio			151 days
Increase (decrease) in funding from equity		$ (0.5)
Funding for Lending Programme (FLP)
Movements in the Group's funding composition
Term of lending facility	3 years
Percentage of initial allocation of eligible loans	4.00%
Percentage of conditional additional allocation	2.00%
Total percentage of initial allocation of eligible loans	6.00%
Remaining outstanding amount			$ 4,981	$ 2,981